Note 21 - Assets Classified as Held for Sale - Assets Held for Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Assets held for sale	$ 8,214	$ 0	$ 4,080
Caret, LLC [member]
Statement Line Items [Line Items]
Ownership percentage of investment	50.00%
Assets held for sale	$ 0	0	4,080
Kenshaw Electrical Pty Limited [Member]
Statement Line Items [Line Items]
Ownership percentage of investment	100.00%
Assets held for sale	$ 8,214	$ 0	$ 0